PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Communication Services: 3.7%
92,804		Comcast Corp. – Class A	$2,721,941	1.2
21,265	(1)	Meta Platforms, Inc.	2,885,235	1.2
22,008	(1)	T-Mobile US, Inc.	2,952,814	1.3
			8,559,990	3.7

		Consumer Discretionary: 6.4%
2,422	(1)	Booking Holdings, Inc.	3,979,855	1.7
21,603		eBay, Inc.	795,207	0.3
117,182		General Motors Co.	3,760,370	1.6
85,904	(1)	Las Vegas Sands Corp.	3,223,118	1.4
22,130		Ralph Lauren Corp.	1,879,501	0.8
16,679		Ross Stores, Inc.	1,405,539	0.6
			15,043,590	6.4

		Consumer Staples: 6.9%
48,449		Coca-Cola Co.	2,714,113	1.2
652,402	(1)	Haleon PLC	2,034,158	0.9
33,418		Kimberly-Clark Corp.	3,760,862	1.6
49,439		Kraft Heinz Co.	1,648,790	0.7
71,310		Philip Morris International, Inc.	5,919,443	2.5
			16,077,366	6.9

		Energy: 11.5%
42,949		Chevron Corp.	6,170,483	2.6
36,694		ConocoPhillips	3,755,264	1.6
39,617		Devon Energy Corp.	2,382,170	1.0
21,483		Exxon Mobil Corp.	1,875,681	0.8
31,972		Hess Corp.	3,484,628	1.5
117,908		Marathon Oil Corp.	2,662,363	1.1
11,561		Pioneer Natural Resources Co.	2,503,303	1.1
150,442		Suncor Energy, Inc.	4,234,942	1.8
			27,068,834	11.5

		Financials: 21.3%
20,024		Allstate Corp.	2,493,589	1.1
104,447		American International Group, Inc.	4,959,144	2.1
210,049		Bank of America Corp.	6,343,480	2.7
85,611		Citigroup, Inc.	3,567,410	1.5
82,077		Citizens Financial Group, Inc.	2,820,166	1.2
88,384		Fifth Third Bancorp	2,824,753	1.2
11,729		Goldman Sachs Group, Inc.	3,437,183	1.5
212,429		Huntington Bancshares, Inc.	2,799,814	1.2
24,968		JPMorgan Chase & Co.	2,609,156	1.1
16,238		M&T Bank Corp.	2,863,084	1.2
41,712		Metlife, Inc.	2,535,255	1.1
34,593		Morgan Stanley	2,733,193	1.2
66,929		State Street Corp.	4,069,952	1.7
148,986		Wells Fargo & Co.	5,992,217	2.5
			50,048,396	21.3

		Health Care: 18.8%
12,585		Becton Dickinson & Co.	2,804,316	1.2
41,147		Bristol-Myers Squibb Co.	2,925,140	1.3
54,968		CVS Health Corp.	5,242,298	2.2
31,276		Dentsply Sirona, Inc.	886,675	0.4
13,677		Elevance Health, Inc.	6,212,640	2.6
13,462		HCA Healthcare, Inc.	2,474,181	1.1
35,782	(1)	Henry Schein, Inc.	2,353,382	1.0
4,856		Humana, Inc.	2,356,083	1.0
26,233		Johnson & Johnson	4,285,423	1.8
9,841		McKesson Corp.	3,344,661	1.4
35,191		Medtronic PLC	2,841,673	1.2
41,667		Merck & Co., Inc.	3,588,362	1.5
77,401		Sanofi ADR	2,942,786	1.3
20,513		Universal Health Services, Inc.	1,808,836	0.8
			44,066,456	18.8

		Industrials: 11.8%
21,924		Caterpillar, Inc.	3,597,290	1.5
31,582		Eaton Corp. PLC	4,211,775	1.8
47,004		Emerson Electric Co.	3,441,633	1.5
25,411		FedEx Corp.	3,772,771	1.6
35,441		General Electric Co.	2,194,152	1.0
90,130		Johnson Controls International plc	4,436,199	1.9
36,761		Textron, Inc.	2,141,696	0.9
47,049		Westinghouse Air Brake Technologies Corp.	3,827,436	1.6
			27,622,952	11.8

		Information Technology: 10.4%
113,794		Cisco Systems, Inc.	4,551,760	1.9
63,187		Cognizant Technology Solutions Corp.	3,629,461	1.6
126,449	(1)	DXC Technology Co.	3,095,472	1.3
14,517	(1)	F5, Inc.	2,101,046	0.9
44,599		Intel Corp.	1,149,316	0.5
14,987		Microsoft Corp.	3,490,472	1.5
25,879		NXP Semiconductor NV - NXPI - US	3,817,411	1.6
23,552		Qualcomm, Inc.	2,660,905	1.1
			24,495,843	10.4

		Materials: 3.6%
31,675		CF Industries Holdings, Inc.	3,048,719	1.3
36,285		Corteva, Inc.	2,073,688	0.9
101,173		International Paper Co.	3,207,184	1.4
			8,329,591	3.6

		Real Estate: 0.7%
109,656		Host Hotels & Resorts, Inc.	1,741,337	0.7

		Utilities: 1.2%
113,965		PPL Corp.	2,889,013	1.2

	Total Common Stock
	(Cost $216,312,636)		225,943,368	96.3

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Repurchase Agreements: 0.0%
4,076	(2) JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $4,077, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $4,158, due 09/30/23-09/30/29)
	(Cost $4,076)	$4,076	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
8,097,552	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $8,097,552)	8,097,552	3.4

	Total Short-Term Investments
	(Cost $8,101,628)	8,101,628	3.4

	Total Investments in Securities (Cost $224,414,264)	$234,044,996	99.7
	Assets in Excess of Other Liabilities	787,451	0.3
	Net Assets	$234,832,447	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2022.

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$225,943,368	$–	$–	$225,943,368
Short-Term Investments	8,097,552	4,076	–	8,101,628
Total Investments, at fair value	$234,040,920	$4,076	$–	$234,044,996
Other Financial Instruments+
Forward Foreign Currency Contracts	–	250,225	–	250,225
Total Assets	$234,040,920	$254,301	$–	$234,295,221
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(11,787)	$–	$(11,787)
Total Liabilities	$–	$(11,787)	$–	$(11,787)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 130,558	CAD 178,887	CIBC World Markets Corp.	10/14/22	$1,061
USD 1,593,989	EUR 1,571,821	CIBC World Markets Corp.	10/14/22	52,433
CAD 59,080	USD 43,042	CIBC World Markets Corp.	10/14/22	(273)
USD 65,097	CAD 85,657	CIBC World Markets Corp.	10/14/22	3,089
USD 34,419	EUR 34,425	CIBC World Markets Corp.	10/14/22	657
CAD 295,002	USD 214,784	CIBC World Markets Corp.	10/14/22	(1,230)
USD 33,152	EUR 34,190	CIBC World Markets Corp.	10/14/22	(380)
CAD 76,192	USD 57,788	CIBC World Markets Corp.	10/14/22	(2,632)
USD 21,088	GBP 18,268	Deutsche Bank AG	10/14/22	686
CAD 89,777	USD 67,578	Deutsche Bank AG	10/14/22	(2,588)
GBP 23,487	USD 26,870	Deutsche Bank AG	10/14/22	(640)
USD 22,295	GBP 19,736	Deutsche Bank AG	10/14/22	254
EUR 45,521	USD 44,865	Deutsche Bank AG	10/14/22	(220)
USD 41,856	GBP 39,143	Deutsche Bank AG	10/14/22	(1,859)
USD 31,138	GBP 29,032	Deutsche Bank AG	10/14/22	(1,284)
EUR 58,984	USD 56,638	Goldman Sachs International	10/14/22	1,211
EUR 36,380	USD 36,360	JPMorgan Chase Bank N.A.	10/14/22	(681)
USD 54,568	CAD 72,233	RBC Capital Markets Corp.	10/14/22	2,278
USD 994,646	GBP 851,384	RBC Capital Markets Corp.	10/14/22	43,821
GBP 24,628	USD 26,770	RBC Capital Markets Corp.	10/14/22	734
USD 2,326,620	CAD 3,021,088	RBC Capital Markets Corp.	10/14/22	139,630
USD 72,959	CAD 94,746	RBC Capital Markets Corp.	10/14/22	4,371
				$238,438

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $231,282,010.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,920,442
Gross Unrealized Depreciation	(26,918,260)
Net Unrealized Appreciation	$3,002,182